SIGNIFICANT ACCOUNTING POLICIES, Consolidation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Telcosur [Member]
Subsidiaries [Abstract]
Company	Telcosur	Telcosur
Incorporation country	Argentina	Argentina
Closing date	December 31	December 31
Main activity	Telecommunication Services	Telecommunication Services
Telcosur [Member] | Direct [Member]
Subsidiaries [Abstract]
Shareholding and voting	99.98%	99.98%
Telcosur [Member] | Indirect [Member]
Subsidiaries [Abstract]
Shareholding and voting	0.00%	0.00%
CTG [Member]
Subsidiaries [Abstract]
Company	CTG	CTG
Incorporation country	Argentina	Argentina
Closing date	December 31	December 31
Main activity	Electricity related services	Electricity related services
CTG [Member] | Direct [Member]
Subsidiaries [Abstract]
Shareholding and voting	100.00%	100.00%
CTG [Member] | Indirect [Member]
Subsidiaries [Abstract]
Shareholding and voting	0.00%	0.00%
TGSLatam [Member]
Subsidiaries [Abstract]
Company	TGSLatam	TGSLatam
Incorporation country	Bolivia	Bolivia
Closing date	December 31	December 31
Main activity	Hydrocarbons and Electrical power related services	Hydrocarbons and Electrical power related services
TGSLatam [Member] | Direct [Member]
Subsidiaries [Abstract]
Shareholding and voting	80.00%	80.00%
TGSLatam [Member] | Indirect [Member]
Subsidiaries [Abstract]
Shareholding and voting	100.00%	100.00%
TGU [Member]
Associates [Abstract]
Company	TGU
Shareholding and voting	49.00%
Country	Uruguay
Main activity	Pipeline maintenance
Closing date	December 31
EGS [Member]
Associates [Abstract]
Company	EGS (“in liquidation”)
Shareholding and voting	49.00%
Country	Argentina
Main activity	Pipeline exploitation and construction
Closing date	December 31
Link [Member]
Associates [Abstract]
Company	Link
Shareholding and voting	49.00%
Country	Argentina
Main activity	Pipeline exploitation and construction
Closing date	December 31